Investment Objectives and Goals - Blue Chip Investor Fund	May 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
●	The Blue Chip Investor Fund seeks long-term growth of capital.